Assets held for sale and discontinued operations - Detailed information about in operating income expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of analysis of single amount of discontinued operations [line items]
REVENUE	$ 2,618.1	$ 2,127.7	[1]	$ 2,546.5	[1]
Cost of sales and services	(2,259.9)	(1,929.6)	[1]	(2,248.6)	[1]
GROSS PROFIT	358.2	198.1	[1]	297.9	[1]
Operating Income (expense)
Administrative	(136.7)	(136.1)	[1]	(138.9)	[1]
Research	(19.7)	(19.5)	[1]	(22.2)	[1]
Other operating income (expense), net	(215.8)	(173.8)	[1]	(163.9)	[1]
OPERATING LOSS BEFORE FINANCIAL RESULT	(162.4)	(283.1)	[1]	(195.8)	[1]
Financial income, net	61.5	6.1	[1]	95.0	[1]
Foreign exchange gain (loss) , net	(0.3)	(5.0)	[1]	5.7	[1]
NET INCOME (LOSS) BEFORE TAXES ON INCOME	(101.2)	(282.0)	[1]	(95.1)	[1]
NET INCOME (LOSS) OF THE DISCONTINUED OPERATIONS	(111.8)	90.1	[1]	403.3	[1]
Commercial Aviation Business [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
REVENUE	2,844.5	2,943.4		3,312.9
Cost of sales and services	(2,407.2)	(2,373.6)		(2,515.5)
GROSS PROFIT	437.3	569.8		797.4
Operating Income (expense)
Administrative	(53.5)	(46.5)		(40.2)
Selling	(137.7)	(152.8)		(146.0)
Research	(29.8)	(26.6)		(27.0)
Other operating income (expense), net	(131.0)	(25.6)		(46.5)
OPERATING LOSS BEFORE FINANCIAL RESULT	85.3	318.3		537.7
Financial income, net	(177.5)	(177.7)		(135.6)
Foreign exchange gain (loss) , net	7.2	5.1		0.9
NET INCOME (LOSS) BEFORE TAXES ON INCOME	(85.0)	145.7		403.0
Income tax expense	(26.8)	(55.6)		0.3
NET INCOME (LOSS) OF THE DISCONTINUED OPERATIONS	$ (111.8)	$ 90.1		$ 403.3

[1]	Consolidated statements of income for comparative years ended December 31, 2018 and 2017 were recasted to present the results of continuing operations separately from the results of the Commercial Aviation business unit and related services (discontinued operations) since the beginning of comparative periods (Note 4).